Other income and expenses, net	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Other income and expenses, net

6.	Other income and expenses, net

	Jan-Jun/2024	Jan-Jun/2023	Apr-Jun/2024	Apr-Jun/2023
Pension and medical benefits - retirees (1)	(1,602)	(577)	(1,293)	(296)
Stoppages for asset maintenance and pre-operating expenses	(1,352)	(1,099)	(700)	(600)
Losses with legal, administrative and arbitration proceedings	(521)	(531)	(240)	(277)
Profit sharing	(311)	(67)	(135)	(32)
Variable compensation programs	(179)	(271)	(100)	(131)
Operating expenses with thermoelectric power plants	(119)	(85)	(53)	(44)
Institutional relations and cultural projects	(71)	(47)	(44)	(25)
Expenses with contractual fines received	(35)	(120)	(18)	(58)
Amounts recovered from Lava Jato investigation (2)	7	93	2	4
Gains (losses) with commodities derivatives	24	69	19	(10)
Ship/take or pay agreements and fines imposed to suppliers	88	70	41	37
Government grants	95	176	17	72
Results from co-participation agreements in bid areas	103	28	55	-
Results of non-core activities	122	80	83	46
Fines imposed on suppliers	125	109	69	66
Early termination and changes to cash flow estimates of leases	146	258	77	91
Reimbursements from E&P partnership operations	269	280	113	119
Results on disposal/write-offs of assets	286	1,187	124	691
Others (3)	(46)	(499)	56	(131)
Total	(2,971)	(946)	(1,927)	(478)
(1)	In the second quarter of 2024, it mainly refers to the actuarial revision of the Saúde Petrobras - AMS health care plan, reflecting the change in the benefit, in the amount of US$ 1,000. For more information, see note 13.
(2)	The total amount recovered from the Lava Jato Investigation through December 31, 2023 was US$ 1,727, recognized through collaboration and leniency agreements entered into with individuals and legal entities.
(3)	It includes, in the six-month period ended June 30, 2023, expenses with compensation for the termination of a vessel charter agreement in the amount of US$ 317.